Derivative Financial Instruments - Hedging Programs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Instruments in net investment hedges
Derivative Financial Instruments
Notional amount	$ 7,200	$ 7,900
Average remaining maturity	3 months 18 days	1 month 6 days
Interest rate swaps
Derivative Financial Instruments
Notional amount	$ 2,975	$ 2,975
Interest rate swaps | Derivative instruments in fair value hedges
Derivative Financial Instruments
Notional amount	$ 3,000	$ 3,000
Average remaining maturity	1 year 2 months 12 days	2 years 2 months 12 days
Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Derivative Financial Instruments
Notional amount	$ 6,800	$ 7,100
Foreign exchange contracts | Not designated as hedging instruments - economic hedges | Maximum
Derivative Financial Instruments
Term of contract	1 year
Foreign exchange contracts | Instruments in net investment hedges
Derivative Financial Instruments
Increase (decrease) in derivative	$ 9,000
Notional amount	$ 16,400	7,300
Foreign exchange forward contracts | Derivative instruments in cash flow hedges
Derivative Financial Instruments
Maximum length of time hedged	4 years
Notional amount	$ 8,000	$ 9,700
Average remaining maturity	8 months 12 days	9 months 18 days
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges	$ (192)	$ 145
Gains (losses) expected to be reclassified to net income within the next 12 months	$ (285)
Cross-currency swaps | Derivative instruments in cash flow hedges
Derivative Financial Instruments
Maximum length of time hedged	7 years
Increase (decrease) in derivative	$ (6,700)
Notional amount	1,500	8,200
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges	(236)	$ (185)
Gains (losses) expected to be reclassified to net income within the next 12 months	$ (23)
Forward-starting interest rate swaps | Derivative instruments in cash flow hedges
Derivative Financial Instruments
Amount of terminated derivative			$ 5,500
Number of derivative instruments outstanding	0	0
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges	$ (174)	$ (192)
Gains (losses) expected to be reclassified to net income within the next 12 months	18
Equity contracts hedging employee compensation obligations | Not designated as hedging instruments - economic hedges
Derivative Financial Instruments
Notional amount	$ 1,300	$ 1,300
Long-term Debt Instrument
Derivative Financial Instruments
Aggregate amount of debt issued			$ 20,000